Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Fitness Champs Holdings Limited (the “Company”) is filing this Amendment No. 2 to its Annual Report on Form 20-F originally filed with the Securities and Exchange Commission on 15 May 2026, as was amended on May 22, 2026 by Amendment No. 1 to update certain disclosures relating to the Company’s issued and outstanding share capital (as amended, the “Existing Filing”.The Company is filing this Amendment No. 2 solely to add the Company’s Compensation Recoupment Policy, filed herewith as Exhibit 97.1. Except as described above, no other changes have been made to the Exisiting Filing. This Amendment No. 2 does not otherwise update, amend or modify any other information contained in the Original Filing. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 2.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-282016
Entity Registrant Name	Fitness Champs Holdings Limited
Entity Central Index Key	0002023796
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7030 Ang Mo Kio
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	#04-48
Entity Address, City or Town	NorthStar@AMK
Entity Address, Country	SG
Entity Address, Postal Zip Code	569880
Security Reporting Obligation	15(d)
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	17,000,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.000005
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7030 Ang Mo Kio
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	#04-48
Entity Address, City or Town	NorthStar@AMK
Entity Address, Country	SG
Entity Address, Postal Zip Code	569880
City Area Code	+65
Local Phone Number	9061 4855
Contact Personnel Name	Joyce Lee Jue Hui